Contributed Equity	6 Months Ended
Jun. 30, 2024
Disclosure of classes of share capital [abstract]
Contributed Equity

Note 10 Contributed equity

	30-Jun-24	31-Dec-23	30-Jun-24	31-Dec-23
	Shares	Shares	US$	US$
(a) Share capital
Ordinary shares
Fully paid	489,003,935	488,733,461	338,426,226	388,425,286

(b)	Ordinary share capital
Date	Details	Note	Number of Shares	US$
1-Jan-24	Balance		488,733,461	388,425,286
	Exercise of options		33,334	10,976
	Exercise of performance rights		237,140	-
	Share issue costs		-	(10,036)
30-Jun-24	Balance		489,003,935	388,426,226

(c)
Exercise of performance rights

During the six-months ended June 30, 2024, 237,140 ordinary shares were issued on the exercise of vested performance rights. Of these shares, 21,104 were issued to Rashda Buttar, and the balance of shares were issued to employees who are not considered Key Management Personnel.

(d)
Exercise of options

During the six-months ended June 30, 2024, 33,334 options were exercised by employees who are not considered Key Management Personnel (KMP), at AUD$0.50 per share.

(e)
Capital Management

The Group’s objectives when managing capital are to safeguard its ability to continue as a going concern, so that it can continue to provide returns for shareholders, benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital.

The capital structure of the Group includes equity attributable to equity holders, comprising of issued capital, reserves and accumulated losses. To maintain or adjust the capital structure, the Group may issue new shares, sell assets to reduce debt or adjust the level of activities undertaken by the Group.

The Group monitors capital based on cash flow requirements for operational and capital expenditure. The Group will continue to use capital market issues to satisfy anticipated funding requirements.

The Group has no externally imposed capital requirements. The Group’s strategy for capital risk management is unchanged from prior years.